12. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transactions #1
Due to Related Parties	$ 271,683	$ 227,045
Related Party Transactions #2
Due to Related Parties	87,500	87,500
Related Party Transactions #3
Due to Related Parties	20,000	0
Related Party Transactions #4
Proceeds from Related Party Debt	20,000
Related Party Transactions #5
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	130,895	142,445	$ 148,604
Related Party Transactions #6
Due to Related Parties	$ 38,776	$ 42,636